Other employee benefits (Schedule of detailed information about other employee benefits plan) (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Employee Benefits [Line Items]
Other employee benefits liability - current	$ 3,530	$ 3,154
Other employee benefits liability - non-current	128,588	129,508
Net liability	$ 132,118	$ 132,662